Restructuring Charges - Activity in Restructuring Reserve (Detail) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Severance
Restructuring Reserve [Roll Forward]
Net additional (recovery)	$ (2)	$ 177	$ 45
Streamlining Actions
Restructuring Reserve [Roll Forward]
Beginning Balance	92	125
Net additional charges	16	59
Net additional (recovery)	16	184
Utilization	(79)	(92)
Ending balance	29	92	125	$ 125
Operational Efficiency Initiatives 2011
Restructuring Reserve [Roll Forward]
Beginning Balance	28	80		107
Net additional (recovery)	(9)	(7)	45	43
Utilization	(10)	(45)		(70)
Ending balance	9	28	80	80
Operational Efficiency Initiatives 2011 | Severance
Restructuring Reserve [Roll Forward]
Beginning Balance	28	80		78
Net additional (recovery)	(9)	(7)		100
Utilization	(10)	(45)		(98)
Ending balance	9	28	80	80
Operational Efficiency Initiatives 2011 | Other
Restructuring Reserve [Roll Forward]
Beginning Balance	0	0		29
Net additional (recovery)	0	0		(57)
Utilization	0	0		28
Ending balance	$ 0	$ 0	$ 0	$ 0